Summary of Potential Future Payments and Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Guarantor Obligations [Line Items]
Potential future payment	¥ 490,267	¥ 469,030
Book value of guarantee liabilities	7,529	6,533
Maturity of the longest contract (Years)	-	-
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	318,832	284,851
Book value of guarantee liabilities	1,496	1,958
Maturity of the longest contract (Years)	2026	2018
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	154,784	166,936
Book value of guarantee liabilities	3,800	2,218
Maturity of the longest contract (Years)	2043	2043
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	15,198	16,949
Book value of guarantee liabilities	2,228	2,353
Maturity of the longest contract (Years)	2051	2051
Other
Guarantor Obligations [Line Items]
Potential future payment	1,453	294
Book value of guarantee liabilities	¥ 5	¥ 4
Maturity of the longest contract (Years)	2018	2018